Basis of Financial Statements and Summary of Significant Accounting Policies (Useful Lives of Intangible Assets and Amortization Method by Major Class) (Detail)	12 Months Ended
Mar. 31, 2015
Software [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Amortization method	Straight-line
Software [Member] | Minimum [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	2 years
Software [Member] | Maximum [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	10 years
Core Deposit Intangibles [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Amortization method	Declining-balance
Core Deposit Intangibles [Member] | Minimum [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	10 years
Core Deposit Intangibles [Member] | Maximum [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	19 years
Customer Relationships [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Amortization method	Straight-line, Declining-balance
Customer Relationships [Member] | Minimum [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	7 years
Customer Relationships [Member] | Maximum [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	27 years
Trade Names [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Amortization method	Straight-line
Trade Names [Member] | Minimum [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	9 years
Trade Names [Member] | Maximum [Member]
Finite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	40 years